Contributed Equity - Summary of Contributed Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 234,147,526	$ 113,852,364		$ 80,331,016
Movement in ordinary shares:
Beginning balance	44,567,972	21,852,139	$ 28,258,085
Ending balance	$ 135,285,768	44,567,972	21,852,139
Issues of shares on Nasdaq listing	68,506,400
Movement in pre-funded warrants:
Issue of shares on exercise of pre-funded warrants	$ (11,546,029)
Issue of pre-funded warrants in a US Initial public offering	7,493,600
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 234,147,526	113,852,364	80,331,016
Movement in ordinary shares:
Beginning balance	113,852,364	80,331,016	69,788,130
Issue of shares on exercise of quoted options			9,069,584
Issue of shares		33,236,520
Issue of shares on exercise of options granted under the LTIP		284,828
Issue of shares on Nasdaq listing net of issuance cost $10,126,959	105,477,591
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	11,546,029
Transfer from option reserve	3,271,542		1,473,302
Ending balance	$ 234,147,526	$ 113,852,364	$ 80,331,016
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	269,157,769	249,414,839	202,637,888
Issue of shares on exercise of quoted options			46,776,951
Issue of shares		19,742,930
Issue of shares on exercise of options granted under the LTIP	5,845,804
Issues of shares on Nasdaq listing	68,506,400
Issue of share on exercise of pre-funded warrants	7,493,568
Ending balance	351,003,541	269,157,769	249,414,839
Pre-funded Warrants
Movement in pre-funded warrants:
Issue of pre-funded warrants in a US initial public offering	$ 12,645,441
Cost of issue of pre-funded warrants	(1,099,412)
Issue of shares on exercise of pre-funded warrants	$ (11,546,029)
Pre-Funded Warrants on Issue
Movement in pre-funded warrants:
Issue of pre-funded warrants in a US Initial public offering	7,493,600
Exercise of pre-funded warrants	(7,493,568)
Forfeiture on exercise	(32)